Accounts payable for business combination - Vasta Platform (Successor) (Details) - Vasta Platform (Successor) - Livro Fácil R$ in Millions	Dec. 31, 2017 BRL (R$)
Accounts payable for business combination
Percentage of interest acquired (as a percent)	100.00%
Total consideration	R$ 23.8
Consideration paid in cash	8.8
Consideration in shares	4.8
Consideration relating to installments and accrued contractual CDI charges	R$ 10.1